Mortgage Banking Activities, Analysis of Changes in Liability for Mortgage Loan Repurchase Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	$ 229	$ 378	$ 615
Assumed with MSR purchases	10	0	0
Provision for repurchase losses:
Loan sales	24	36	43
Change in estimate	(63)	(139)	(202)
Net reductions to provision	(39)	(103)	(159)
Losses	(19)	(46)	(78)
Balance, end of year	181	$ 229	$ 378
Liability For Mortgage Loans Repurchase Losses [Member]
Mortgage Banking Activities Textual [Abstract]
Range of possible loss, portion not accrued	$ 136